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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

         Report for the Calendar Year or Quarter End: December 31, 2004

                          Pamet Capital Management, LLC

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Name of Institutional Investment Manager

 222 Berkeley Street, 22nd Floor                  Boston        MA       02116
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      Business Address               (Street)     (City)     (State)     (Zip)

13F File Number: 028-10112

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

  Jason Price               Chief Financial Officer              617-646-6100
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    (Name)                         (Title)                          (Phone)

Signature, Place and Date of Signing:

Jason Price
222 Berkeley Street, 22nd Floor, Boston, MA 02116
2/11/2005

Report Type:

[X]     13F HOLDINGS REPORT.
[ ]     13F NOTICE.
[ ]     13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Number of Other Included Managers:                 1
List of Other Included Managers:         Abrams Capital, LLC

Form 13F Information Table Entry Total:           27
Form 13F Information Table Value Total:  691,138,000

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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                                INFORMATION TABLE

                          Pamet Capital Management, LLC

                           FORM 13F INFORMATION TABLE
                              AS OF DATE: 12/31/04

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         ITEM 1                   ITEM 2        ITEM 3      ITEM 4          ITEM 5       ITEM 6      ITEM 7            ITEM 8
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                                                                                         INVSTMT                 VOTING AUTHORITY
                                                            VALUE      SHARES/     PUT/  DSCRETN      OTHER    ---------------------
     NAME OF ISSUER          TITLE OF CLASS     CUSIP      (x$1000)    PRN AMT     CALL   SOLE      MANAGERS*  SOLE   SHARED    NONE
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
Allegheny Energy Inc                 COM      017361106      7,125      361,500            SOLE                        361,500
Allegheny Energy Inc                 COM      017361106     98,907    5,018,100            SOLE        1             5,018,100
Berkshire Hathaway Inc  Del         CL A      084670108      5,274           60            SOLE        1                    60
Berkshire Hathaway Inc Del          CL B      084670207        863          294            SOLE                            294
Berkshire Hathaway Inc Del          CL B      084670207      9,166        3,122            SOLE        1                 3,122
Block H&R Inc                        COM      093671105      3,891       79,400            SOLE                         79,400
Block H&R Inc                        COM      093671105     52,259    1,066,500            SOLE        1             1,066,500
Citigroup Inc                      W EXP      172967127        350      246,340            SOLE                        246,340
Citigroup Inc                      W EXP      172967127      5,213    3,670,936            SOLE        1             3,670,936
Echostar Communications New         CL A      278762109     83,019    2,496,800            SOLE        1             2,496,800
Erie Indty Co                       CL A      29530P102      3,075       58,500            SOLE                         58,500
Erie Indty Co                       CL A      29530P102     42,928      816,592            SOLE        1               816,592
Global Signal Inc                    COM      37944Q103     10,450      379,462            SOLE                        379,462
Global Signal Inc                    COM      37944Q103    153,397    5,569,986            SOLE        1             5,569,986
Intergraph Corp                      COM      458683109      2,141       79,486            SOLE                         79,486
Intergraph Corp                      COM      458683109     34,824    1,293,133            SOLE        1             1,293,133
Juno Ltg Inc                     COM NEW      482047206      1,445       34,400            SOLE                         34,400
Juno Ltg Inc                     COM NEW      482047206     20,593      490,311            SOLE        1               490,311
Morgan Stanley                   COM NEW      617446448      1,580       28,450            SOLE                         28,450
Morgan Stanley                   COM NEW      617446448     22,699      408,850            SOLE        1               408,850

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
Newcastle Invt Corp                  COM      65105M108        721       22,700            SOLE                         22,700
Newcastle Invt Corp                  COM      65105M108     11,991      377,300            SOLE        1               377,300
SLM Corp                             COM      78442P106      3,022       56,600            SOLE                         56,600
SLM Corp                             COM      78442P106     41,164      771,000            SOLE        1               771,000
Safety Ins Group Inc                 COM      78648T100      2,032       64,854            SOLE        1                64,854
USA Mobility Inc                     COM      90341G103      4,722      133,743            SOLE                        133,743
USA Mobility Inc                     COM      90341G103     68,287    1,933,932            SOLE        1             1,933,932

* Where shares are reported for "Other Managers" designated in Item 7, all of the information provided is with respect to such manager.